Fair value measurement	6 Months Ended
Jun. 30, 2021
Fair value measurement
Fair value measurement

C2   Fair value measurement

C2.1 Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS are determined by the use of current market bid prices for exchange-quoted investments, or by using quotations from independent third parties, such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Other than the loans which have been designated at fair value through profit or loss, the carrying value of loans and receivables is presented net of provisions for impairment. The fair value of loans is estimated from discounted cash flows expected to be received. The discount rate used is updated for the market rate of interest where applicable.

The fair value of the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties.

The fair value of financial liabilities (other than subordinated debt, senior debt and derivative financial instruments) is determined using discounted cash flows of the amounts expected to be paid.

Valuation approach for level 2 fair valued assets and liabilities

A significant proportion of the Group’s level 2 assets are corporate bonds, structured securities and other non-national government debt securities. These assets, in line with market practice, are generally valued using a designated independent pricing service or quote from third-party brokers. These valuations are subject to a number of monitoring controls, such as comparison to multiple pricing sources where available, monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades. For further detail on the valuation approach for level 2 fair valued assets and liabilities, refer to note C2.1 of the Group IFRS financial statements for the year ended 31 December 2020.

Valuation approach for level 3 fair valued assets and liabilities

Investments valued using valuation techniques include financial investments which by their nature do not have an externally quoted price based on regular trades, and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity. The valuation techniques used include comparison to recent arm’s-length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option-adjusted spread models and, if applicable, enterprise valuation.

The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by Business Unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes, and resolution of significant or complex valuation issues. In undertaking these activities, the Group makes use of the extensive expertise of its asset management functions. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified. Adherence to this policy is monitored across the business units.

C2.2 Fair value measurement hierarchy of Group assets and liabilities

(i)Assets and liabilities carried at fair value on the statement of financial position

The table below shows the assets and liabilities carried at fair value analysed by level of the IFRS 13 ‘Fair Value Measurement’ defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

Continuing operations

All assets and liabilities held at fair value are classified as fair value through profit or loss (31 December 2020: nil of debt securities classified as available-for-sale). All assets and liabilities held at fair value are measured on a recurring basis. As of 30 June 2021, the Group did not have any financial instruments that are measured at fair value on a non-recurring basis.

Discontinued US operations

At 30 June 2021, the fair value of the investment in Jackson (the Group’s US operations) of $3,000 million (before non-controlling interests) is classified as level 2 within the fair value hierarchy as the primary inputs for determining the value are quoted prices for similar listed entities with similar product offerings operating in the US market. This re-measurement of fair value is on a non-recurring basis and is required as a result of Jackson’s classification as held for distribution. Further details, including the additional fair value hierarchy of the underlying financial assets and liabilities of Jackson at 30 June 2021, are provided in note D1.2.

Financial instruments at fair value

	30 Jun 2021 $m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Continuing operations		note (a)	note (b)
Loans	—	560	5	565
Equity securities and holdings in collective investment schemes	52,299	7,695	472	60,466
Debt securities	75,221	17,475	32	92,728
Other investments (including derivative assets)	391	94	—	485
Derivative liabilities	(192)	(220)	—	(412)
Total financial investments, net of derivative liabilities	127,719	25,604	509	153,832
Investment contract liabilities without discretionary participation features	—	(825)	—	(825)
Net asset value attributable to unit holders of consolidated investment funds	(5,770)	—	—	(5,770)
Total financial instruments at fair value	121,949	24,779	509	147,237
Percentage of total (%)	83%	17%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value, from continuing operations:
With-profits	80,526	12,874	415	93,815
Unit-linked	25,279	985	—	26,264
Non-linked shareholder-backed business	21,914	11,745	94	33,753
Total financial investments net of derivative liabilities, at fair value	127,719	25,604	509	153,832
Percentage of total continuing operations (%)	83%	17%	0%	100%

Total financial investments, net of derivative liabilities at fair value	127,719	25,604	509	153,832
Other financial liabilities at fair value	(5,770)	(825)	—	(6,595)
Group total financial instruments at fair value from continuing operations	121,949	24,779	509	147,237

	31 Dec 2020 $m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (a)	note (b)
Loans	—	416	3,461	3,877
Equity securities and holdings in collective investment schemes	272,863	5,224	548	278,635
Debt securities	75,998	49,769	62	125,829
Other investments (including derivative assets)	123	2,477	1,866	4,466
Derivative liabilities	(298)	(184)	—	(482)
Total financial investments, net of derivative liabilities	348,686	57,702	5,937	412,325
Investment contract liabilities without discretionary participation features	—	(792)	—	(792)
Net asset value attributable to unit holders of consolidated investment funds	(5,464)	(17)	(494)	(5,975)
Other financial liabilities held at fair value	—	—	(3,589)	(3,589)
Total financial instruments at fair value	343,222	56,893	1,854	401,969
Percentage of total (%)	86%	14%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value, from continuing operations:
With-profits	78,203	11,481	395	90,079
Unit-linked	25,144	1,075	—	26,219
Non-linked shareholder-backed business	20,999	12,068	89	33,156
Total financial investments, net of derivative liabilities at fair value	124,346	24,624	484	149,454
Other financial liabilities at fair value	(5,464)	(809)	—	(6,273)
Total financial instruments, net of derivative liabilities, at fair value from continuing operations	118,882	23,815	484	143,181
Percentage of total continuing operations (%)	83%	17%	0%	100%

Total financial instruments, net of derivative liabilities, at fair value from discontinued US operationsnote (c)	224,340	33,078	1,370	258,788
Group total financial instruments at fair value	343,222	56,893	1,854	401,969

Notes

(a)

Of the total level 2 debt securities of $17,475 million at 30 June 2021, (31 December 2020: $18,868 million from continuing operations), $163 million (31 December 2020: $140 million from continuing operations) are valued internally. The majority of such securities are valued using matrix pricing, which is based on assessing the credit quality of the underlying borrower to derive a suitable discount rate relative to government securities of a comparable duration. Under matrix pricing, the debt securities are priced taking the credit spreads on comparable quoted public debt securities and applying these to the equivalent debt instruments factoring in a specified liquidity premium. The majority of the parameters used in this valuation technique are readily observable in the market and, therefore, are not subject to interpretation.

(b)

At 30 June 2021, the Group held $509 million (31 December 2020: $484 million from continuing operations) of net financial instruments at fair value within level 3. This represents less than 0.5 per cent for all periods from continuing operations of the total fair valued financial assets net of financial liabilities. Of this amount, equity securities of $4 million (31 December 2020: $2 million from continuing operations) are internally valued, representing less than 0.1 per cent for all periods of the total fair valued financial assets net of financial liabilities. Internal valuations are inherently more subjective than external valuations.

Level 3 financial assets net of financial liabilities comprise the following:

–

Equity securities and holdings in collective investment schemes of $472 million (31 December 2020: $445 million from continuing operations) consisting primarily of property and infrastructure funds held by the participating funds, which are externally valued using the net asset value of the invested entities; and

–	Other sundry individual financial instruments of a net asset of $37 million (31 December 2020: net asset of $39 million from continuing operations).

Of the net asset of $509 million at 30 June 2021 (31 December 2020: $484 million from continuing operations) referred to above:

–

A net asset of $415 million (31 December 2020: $395 million from continuing operations) is held by the Group’s participating funds and therefore shareholders’ profit and equity are not impacted by movements in the valuation of these financial instruments; and

–

A net asset of $94 million (31 December 2020: $89 million from continuing operations) is held to support non-linked shareholder-backed business, Of this, $90 million is externally valued and are therefore inherently less subjective than internal valuations. If the value of all these level 3 financial instruments decreased by 10 per cent, the change in valuation would be $(9) million (31 December 2020: $(9) million from continuing operations), which would reduce shareholders’ equity by this amount before tax. All of this amount would pass through the income statement substantially as part of short-term fluctuations in investment returns outside of adjusted operating profit.

(c)	The analysis of fair value hierarchy of the discontinued US operations’ underlying financial assets and liabilities at 30 June 2021 is included in note D1.2.
(ii)Transfers into and transfers out of levels

The Group’s policy is to recognise transfers into and transfers out of levels as of the end of each half year reporting period except for material transfers which are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.

During half year 2021, the transfers between levels within the continuing operations’ portfolios, were primarily transfers from level 1 to level 2 of $1,953 million and transfers from level 2 to level 1 of $1,975 million. These transfers relate to equity securities and debt securities arose to reflect the change in the observed valuation inputs and, in certain cases, the change in the level of trading activities of the securities. There were no transfers into level 3 in the period (31 December 2020: $32 million from continuing operations).

(iii)Fair value measurements for level 3 fair valued assets and liabilities

Reconciliation of movements in level 3 assets and liabilities measured at fair value

The following table reconciles the value of level 3 fair valued assets and liabilities at the beginning of the period to that presented at the end of the period.

Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at fair value through profit and loss and foreign exchange movements on an individual entity’s overseas investments.

Total gains and losses recorded in other comprehensive income includes unrealised gains and losses on debt securities held as available-for-sale principally within Jackson and foreign exchange movements arising from the retranslation of the Group’s overseas subsidiaries and branches.

	Half year 2021 $m
	Continuing operations
				Net asset
		Equity		value
		securities		attributable
		and		to unit
		holdings in		holders of
		collective		consolidated
Reconciliation of movements in level 3 assets		investment	Debt	investment		Group
and liabilities measured at fair value	Loans	schemes	securities	funds	US (discont’d)	total
Balance at beginning of period	6	445	33	—	1,370	1,854
Total gains (losses) in income statementnote	(1)	21	—	—	199	219
Total gains (losses) recorded in other comprehensive income	—	(5)	(1)	—	—	(6)
Purchases and other additions	—	11	—	—	125	136
Sales	—	—	—	—	(302)	(302)
Issues	—	—	—	—	(175)	(175)
Settlements	—	—	—	—	140	140
Transfers out of level 3	—	—	—	—	(20)	(20)
Balance at end of period	5	472	32	—	1,337	1,846

	Full year 2020 $m
	Continuing operations
				Net asset
		Equity		value
		securities		attributable
		and		to unit
		holdings in		holders of
		collective		consolidated
Reconciliation of movements in level 3 assets		investment	Debt	investment		Group
and liabilities measured at fair value	Loans	schemes	securities	funds	US (discont’d)	total
Balance at beginning of year	—	264	6	(2)	1,140	1,408
Total gains (losses) in income statementnote	—	49	(5)	2	(72)	(26)
Total gains (losses) recorded in other comprehensive income	—	9	—	—	(2)	7
Purchases and other additions	—	255	—	—	363	618
Sales	—	(132)	—	—	(123)	(255)
Issues	6	—	—	—	(204)	(198)
Settlements	—	—	—	—	247	247
Transfers into level 3	—	—	32	—	21	53
Balance at end of year	6	445	33	—	1,370	1,854

Note

Of the total net gains from continuing operations in the income statement of $20 million at half year 2021 (full year 2020: $46 million from continuing operations), $20 million (full year 2020: $12 million from continuing operations) relates to net unrealised gains and losses of financial instruments still held at the end of the period, which can be analysed as follows:

	2021 $m	2020 $m
	Half year	Full year
Loan	(1)	—
Equity securities and holdings in collective investment schemes	21	11
Debt securities	—	1
Total continuing operations	20	12

Of the total net gains from the discontinued US operations in the income statement of $199 million at half year 2021 (full year 2020: loss of $(72) million from discontinued operations), $223 million (full year 2020: loss of $(58) million from discontinued operations) relates to net unrealised gains and losses of financial instruments still held at the end of the period.

(iv)Assets and liabilities at amortised cost and their fair value

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below. These are carried at amortised cost, which approximates fair value. The carrying value of investment contracts with discretionary participation features is on an IFRS 4 basis, which is also excluded from the analysis below, as it is impractical to determine the fair value of these contracts due to the lack of a reliable basis to measure participation features.

	2021 $m		2020 $m
	30 Jun		31 Dec
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Loans	1,875	2,245	1,826	2,026
Liabilities
Core structural borrowings of shareholder-financed businesses	(6,404)	(7,029)	(6,383)	(7,178)
Operational borrowings (excluding lease liabilities)	(500)	(500)	(501)	(501)
Obligations under funding, securities lending and sale and repurchase agreements	(396)	(396)	(271)	(231)
Total continuing operations	(5,425)	(5,680)	(5,329)	(5,884)
Discontinued US operations			(5,497)	(5,516)
Group total			(10,826)	(11,400)